Filed Pursuant to Rule 497(e)

Registration No. 033-06790

TETON WESTWOOD FUNDS

Teton Westwood Equity Fund

Teton Westwood Balanced Fund

Supplement dated November 6, 2026

to

Statutory Prospectus and Statement of Additional Information, each dated January 28, 2026 and as supplemented from time to time

This supplement amends certain information in the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated January 28, 2026, of each of Teton Westwood Equity Fund (the “Equity Fund”) and Teton Westwood Balanced Fund (the “Balanced Fund”, and collectively, the “Funds”). Unless otherwise indicated, all other information included in the Prospectus and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus and SAI.

The following paragraphs replace the disclosure in the Prospectus sub-section entitled “Management – The Portfolio Managers” for Equity Fund beginning on page 29:

The Portfolio Managers.

The Adviser has established an Investment Research Advisory Committee (the “Committee”), with respect to the Fund to be comprised of select individuals from the Adviser and Sub-Adviser. The Committee is ultimately responsible for the day-to-day management of the Fund’s portfolio and works with the team leaders in developing and executing the Fund’s investment program. The members of the Committee are as follows: Mario J. Gabelli, Hendi Susanto, Wayne Plewniak, James Dinsmore, Macrae Sykes, Brian Sponheimer, Joseph Gabelli, Sarah Donnelly, Ashish Sinha, Gustavo Pifano, Marc Gabelli, Tony Bancroft, Ian Lapey, Timothy Winters, Robert Leininger, Thomas Browne, Jr., Brian Leonard, Edward S. Borland and Robert M. Goldsborough.

Certain members of the Committee are portfolio managers, as described herein, and the remainder operate as analysts in support of the portfolio management team. Team members collaborate to oversee the assets of the Fund utilizing the resources of the broad organization. While certain portfolio managers and analysts have a sector and geographic focus, each is a generalist, charged with generating ideas for any portfolio and any industry. Once an investment idea is generated, it faces the scrutiny of the research team, and must qualify under the Adviser’s strict investment criteria before it may be implemented for the Fund. This team approach reinforces the Adviser’s discipline, as each team member participates in the analysis and evaluation of every analyst’s ideas. Team members collaborate to manage the assets of the Fund. The composition of the Committee and any respective team may change from time to time.

The Equity Fund is overseen by members of the Sub-Adviser’s team through a sub-advisory agreement. The team consists of the portfolio managers listed herein who are jointly and primarily responsible for the day-to-day management of the Fund and additional analysts at the Sub-Adviser.

Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst, has managed the Balanced Fund since June 30, 2025. Mr. Todd Williams, CFA, Senior Vice President and Director of Equity Research, has managed the Balanced Fund since September 1, 2026. Mr. Kyle Martin, CFA, Vice President and Research Analyst, has managed the Balanced Fund since September 1, 2026.

The following paragraphs replace the disclosure in the Prospectus sub-section entitled “Management – The Portfolio Managers” for Balanced Fund beginning on page 37:

The Portfolio Managers.

The Adviser has established an Investment Research Advisory Committee (the “Committee”), with respect to the Fund to be comprised of select individuals from the Adviser and Sub-Adviser. The Committee is ultimately responsible for the day-to-day management of the Fund’s portfolio and works with the team leaders in developing and executing the Fund’s investment program. The members of the Committee are as follows: Mario J. Gabelli, Hendi Susanto, Wayne Plewniak, James Dinsmore, Macrae Sykes, Brian Sponheimer, Joseph Gabelli, Sarah Donnelly, Ashish Sinha, Gustavo Pifano, Marc Gabelli, Tony Bancroft, Ian Lapey, Timothy Winters, Robert Leininger, Thomas Browne, Jr., Brian Leonard, Edward S. Borland and Robert M. Goldsborough.

Certain members of the Committee are portfolio managers, as described herein, and the remainder operate as analysts in support of the portfolio management team. Team members collaborate to oversee the assets of the Fund utilizing the resources of the broad organization. While certain portfolio managers and analysts have a sector and geographic focus, each is a generalist, charged with generating ideas for any portfolio and any industry. Once an investment idea is generated, it faces the scrutiny of the research team, and must qualify under the Adviser’s strict investment criteria before it may be implemented for the Fund. This team approach reinforces the Adviser’s discipline, as each team member participates in the analysis and evaluation of every analyst’s ideas. Team members collaborate to manage the assets of the Fund. The composition of the Committee and any respective team may change from time to time.

The Balanced Fund is overseen by members of the Sub-Adviser’s team through a sub-advisory agreement. The team consists of the portfolio managers listed herein who are jointly and primarily responsible for the day-to-day management of the Fund and additional analysts at the Sub-Adviser.

Mr. P. Adrian Helfert, Senior Vice President and Chief Investment Officer — Alternative and Multi-Asset Portfolios, has managed the Balanced Fund since June 30, 2019. Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst, has managed the Balanced Fund since June 30, 2025. Mr. Todd Williams, CFA, Senior Vice President and Director of Equity Research, has managed the Balanced Fund since September 1, 2026. Mr. Kyle Martin, CFA, Vice President and Research Analyst, has managed the Balanced Fund since September 1, 2026.

The following information replaces the disclosure in the section “The Portfolio Managers” for Balanced Fund and Equity Fund beginning on page 54:

The Balanced Fund and the Equity Fund are managed by portfolio managers and analysts of the Westwood Sub-Adviser through a sub-advisory relationship dating since the formation of Westwood Holdings Group, Inc. and Teton, Inc.

The members of the Equity Fund portfolio management team include Corey Henegar, Todd Williams, and Kyle Martin.

The members of the Balanced Fund portfolio management teams include P. Adrian Helfert, Corey Henegar, Todd Williams, and Kyle Martin.

Mr. P. Adrian Helfert, Senior Vice President and Chief Investment Officer — Alternative and Multi-Asset Portfolios, has served as a portfolio manager of the Balanced Fund since June 30, 2019. He has authority to direct trading activity on the Balanced Fund.

Mr. Corey Henegar has served on the portfolio team for the Equity Fund and Balanced Fund since June 30, 2025. He has served as a portfolio manager of the Equity Fund and Balanced Fund since June 30, 2025. He has authority to direct trading activity on the Equity Fund and Balanced Fund.

Mr. Kyle Martin has served on the portfolio team for the Equity Fund and Balanced Fund since September 1, 2026. He has served as a portfolio manager of the Equity Fund and Balanced Fund since September 1, 2026. He has authority to direct trading activity on the Equity Fund and Balanced Fund.

Mr. Todd Williams has served on the portfolio team for the Equity Fund and Balanced Fund since September 1, 2026. He has served as a portfolio manager of the Equity Fund and Balanced Fund since September 1, 2026. He has authority to direct trading activity on the Equity Fund and Balanced Fund.

The following information is added to the Statement of Additional Information in the section titled “Investment Advisory and Other Services—Portfolio Manager Information—Other Accounts Managed”:

Excludes Equity Fund

Name of Portfolio Manager	Type of accounts	Total Number of Accounts Manage	Total assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Corey Henegar	Registered Investment Companies	3	$321 million	0	$0
	Other Pooled Investment Vehicles	3	$304 million	0	$0
	Other accounts	26	$703 million	2	Less than $1 million

Todd Williams	Registered Investment Companies	1	$29 million	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	7	$33 million	0	$0

Kyle Martin	Registered Investment Companies	2	$130 million	0	$0
	Other Pooled Investment Vehicles	3	$753 million	0	$0
	Other accounts	10	$921 million	0	$0

Excludes Balanced Fund

Name of Portfolio Manager	Type of accounts	Total Number of Accounts Manage	Total assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
P. Adrian Helfert	Registered Investment Companies	6	$1.16 billion	0	$0
	Other Pooled Investment Vehicles	2	$123 million	0	$0
	Other accounts	79	$747 million	2	$299 million

Corey Henegar	Registered Investment Companies	3	$330 million	0	$0
	Other Pooled Investment Vehicles	3	$304 million	0	$0
	Other accounts	26	$703 million	2	Less than $1 million

Todd Williams	Registered Investment Companies	1	$29 million	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	7	$33 million	0	$0

Kyle Martin	Registered Investment Companies	2	$130 million	0	$0
	Other Pooled Investment Vehicles	3	$753 million	0	$0
	Other accounts	10	$921 million	0	$0

The information in the Statement of Additional Information in the section titled “Investment Advisory and Other Services—Portfolio Manager Information—Other Accounts Managed” for Matthew R. Lockridge, Corey Henegar, and Michael Wall is removed.

The following information is added to the Statement of Additional Information in the section titled “Investment Advisory and Other Services—Portfolio Manager Information—Ownership of Shares in the Funds”:

Team Member	Fund	Dollar Range of Equity Securities Held in each Fund*
P. Adrian Helfert	TETON Westwood Balanced Fund	A

Corey Henegar	TETON Westwood Balanced Fund	A
	TETON Westwood Equity Fund	A

Todd Williams	TETON Westwood Balanced Fund	A
	TETON Westwood Equity Fund	A

Kyle Martin	TETON Westwood Balanced Fund	A
	TETON Westwood Equity Fund	A

The information in the Statement of Additional Information in the section titled “Investment Advisory and Other Services—Portfolio Manager Information—Ownership of Shares in the Funds” for Matthew R. Lockridge, Corey Henegar, and Michael Wall is removed.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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